Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information on other assets

	December 31, 2021	December 31, 2020
	$	$
Current
Prepayments	9,590	10,101
Investment in finance leases(1)	9,162	8,267
Contract assets(2)	24,916	18,958
Total current	43,668	37,326
Non-current
Investment in finance leases(1)	43,996	51,638
Right-of-use assets(3)	25,386	35,313
Contract assets(2)	37,597	48,288
Other assets(2)	31,268	50,282
Total non-current	138,247	185,521
(1)Includes the VOC systems on certain of the Partnership's shuttle tankers. See Note 24 for additional information.
(2)See Note 17 for additional information.
(3)See Note 9 for additional information.